UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	February 15, 2000

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	71
Form 13F Information Table Value Total:	$264257

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2570 70775.00 SH       SOLE                 70775.00
Affiliated Computer Services I COM              008190100     2753 59850.00 SH       SOLE                 59850.00
Airgas Inc                     COM              009363102      971 102200.00SH       SOLE                102200.00
Albertson's Inc                COM              013104104     2349 72831.34 SH       SOLE                 72831.34
AmSouth Bancorporation         COM              032165102     2854 147805.00SH       SOLE                147805.00
American Home Products         COM              026609107      693 17650.00 SH       SOLE                 17650.00
Analysts International         COM              032681108     2816 225275.00SH       SOLE                225275.00
Ansaldo Signal NV              COM              N05515106      144 72000.00 SH       SOLE                 72000.00
Applied Power Inc Cl A         COM              038225108     4123 112200.00SH       SOLE                112200.00
AptarGroup Inc                 COM              038336103     9105 362400.00SH       SOLE                362400.00
Arrow Electronics, Inc         COM              042735100     4632 182550.00SH       SOLE                182550.00
BISYS Group Inc                COM              055472104     4567 70000.00 SH       SOLE                 70000.00
BJ's Wholesale Club, Inc       COM              15548J106     1146 31400.00 SH       SOLE                 31400.00
Baldor Electric                COM              057741100     5630 310620.00SH       SOLE                310620.00
Bank One Corp                  COM              06423A103     1580 49365.00 SH       SOLE                 49365.00
Biomet, Inc                    COM              090613100      200  5000.00 SH       SOLE                  5000.00
Bristol-Myers Squibb Co        COM              110122108      205  3200.00 SH       SOLE                  3200.00
CCB Financial Corp             COM              124875105      436 10000.00 SH       SOLE                 10000.00
Charter One Financial          COM              160903100      598 31274.00 SH       SOLE                 31274.00
Comcast Corp Cl A SPL          COM              200300200      374  7400.00 SH       SOLE                  7400.00
Comerica Inc                   COM              200340107     1433 30701.19 SH       SOLE                 30701.19
Compass Bancshares Inc         COM              20449H109     2694 120750.00SH       SOLE                120750.00
Computer Task Group            COM              205477102      712 48100.00 SH       SOLE                 48100.00
Conmed Corp                    COM              207410101     2577 99600.00 SH       SOLE                 99600.00
Costco Wholesale Corp          COM              22160K105     1084 11875.00 SH       SOLE                 11875.00
Covance Inc                    COM              222816100     1800 166450.00SH       SOLE                166450.00
Danaher Corp                   COM              235851102    13722 284400.00SH       SOLE                284400.00
Donaldson Co                   COM              257651109     8936 371350.00SH       SOLE                371350.00
Dyersburg Corp                 COM              267575108        9 10000.00 SH       SOLE                 10000.00
Electronic Data Systems Corp   COM              285661104      902 13472.00 SH       SOLE                 13472.00
Equifax Inc                    COM              294429105     6573 278960.79SH       SOLE                278960.79
Exxon Mobil Corp               COM              30231G102     1496 18568.00 SH       SOLE                 18568.00
FIserv Inc                     COM              337738108    14501 378484.00SH       SOLE                378484.00
Fifth Third Bancorp            COM              316773100     2144 29216.00 SH       SOLE                 29216.00
First Data Corp                COM              319963104    13771 279253.00SH       SOLE                279253.00
First Security Corp            COM              336294103      786 30784.00 SH       SOLE                 30784.00
General Electric Co            COM              369604103      781  5050.00 SH       SOLE                  5050.00
Hannaford Bros. Co             COM              410550107     7441 107350.00SH       SOLE                107350.00
Hewlett-Packard Co             COM              428236103      444  3900.00 SH       SOLE                  3900.00
Honeywell International Inc    COM              438516106      243  4204.00 SH       SOLE                  4204.00
Idex Corp                      COM              45167R104     9415 309949.00SH       SOLE                309949.00
Infinity Broadcasting Corp Cl  COM              45663G107     1700 46975.00 SH       SOLE                 46975.00
Intel Corp                     COM              458140100      708  8600.00 SH       SOLE                  8600.00
International Business Machine COM              459200101     1741 16140.00 SH       SOLE                 16140.00
Keane Inc                      COM              486665102      996 31000.00 SH       SOLE                 31000.00
Littelfuse Inc                 COM              537008104     2014 83000.00 SH       SOLE                 83000.00
MCI WorldCom Inc               COM              55268B106      208  3925.50 SH       SOLE                  3925.50
Mastech Corp                   COM              57632N105      953 38500.00 SH       SOLE                 38500.00
Merck & Co                     COM              589331107     2563 38150.00 SH       SOLE                 38150.00
Metro Information Services Inc COM              59162P104     2736 114000.00SH       SOLE                114000.00
Micron Technology              COM              595112103      239  3069.00 SH       SOLE                  3069.00
Microsoft Corp                 COM              594918104      245  2100.00 SH       SOLE                  2100.00
National City Corp             COM              635405103     7875 332450.00SH       SOLE                332450.00
North Fork Bancorp             COM              659424105     8122 467475.00SH       SOLE                467475.00
Old Kent Financial Corp        COM              679833103      809 22856.00 SH       SOLE                 22856.00
Omnicare Inc                   COM              681904108     1030 85800.00 SH       SOLE                 85800.00
Pfizer Inc                     COM              717081103     2473 76240.00 SH       SOLE                 76240.00
RPM Inc                        COM              749685103     2763 271178.00SH       SOLE                271178.00
Robert Half International Inc  COM              770323103     1200 42000.00 SH       SOLE                 42000.00
Royal Dutch Petroleum Co       COM              780257804      269  4440.00 SH       SOLE                  4440.00
Sealed Air Corp                COM              81211K100    13900 268275.00SH       SOLE                268275.00
Teleflex Inc                   COM              879369106    11097 354400.00SH       SOLE                354400.00
Tyco International             COM              902124106    25769 660750.00SH       SOLE                660750.00
U.S. Bancorp                   COM              902973106    12317 517267.00SH       SOLE                517267.00
U.S. Foodservice               COM              90331R101     3736 223050.00SH       SOLE                223050.00
Universal Health Services      COM              913903100     3992 110900.00SH       SOLE                110900.00
Viad Corp                      COM              92552R109     2316 83100.00 SH       SOLE                 83100.00
Watsco, Inc                    COM              942622200     1004 86850.00 SH       SOLE                 86850.00
Westamerica Bancorp            COM              957090103     1578 56500.00 SH       SOLE                 56500.00
Weyerhaeuser Co                COM              962166104      205  2850.00 SH       SOLE                  2850.00
Zions Utah Bancorp             COM              989701107    10488 177200.00SH       SOLE                177200.00